Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss for the year	$ (38,961)	$ (35,587)	$ (22,456)
Depreciation	315	315	47
Share-based compensation expense	1,171	2,291	1,671
Finance income	(9,873)	(8,978)	(1,166)
Finance expense	717	723	123
Movement of expected credit loss	(66)	(1)	121
Foreign exchange (gain)/loss	(2,129)	2,621	(7,176)
Movement in working capital	188	1,645	2,159
Cash flows used in operating activities	(48,638)	(36,971)	(26,677)
Finance expense paid	(723)	(648)	(22)
Finance income received	7,076	4,283	500
Net cash used in operating activities	(42,285)	(33,336)	(26,199)
Cash flows from/(used in) investing activities
Purchase of property, plant and equipment	(49)	(100)	(67)
Purchase of marketable securities	0	0	(84,621)
Purchase of other financial assets	0	(54,000)	0
Proceeds from sale of other financial asset	38,000	0	0
Proceeds from redemptions and disposals of marketable securities	27,184	0	0
Cash flows from/(used in) investing activities	65,135	(54,100)	(84,688)
Cash flows used in financing activities
Payment of lease liability	(304)	(219)	0
Proceeds from share issuances	0	15	0
Net cash flows used in financing activities	(304)	(204)	0
Net increase/(decrease) in cash and cash equivalents	22,546	(87,640)	(110,887)
Cash and cash equivalents at the beginning of the year	78,420	165,955	276,776
Impact of foreign exchange on cash and cash equivalents	(175)	105	66
Cash and cash equivalents at the end of the year	$ 100,791	$ 78,420	$ 165,955